CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY
Common stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, Shares issued	42,838,120	33,075,711	1,698,279,820
Common stock, Shares outstanding	42,838,120	33,075,711	1,698,279,820
Undesignated Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	39,995,000	39,998,500	40,000,000
Class A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	60,000,000	100,000,000	60,000,000
Preferred stock, Shares Issued	56,538,285	60,000,000	54,200,000
Preferred stock, Shares outstanding	56,538,285	60,000,000	54,200,000
Class B convertible preferred stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,500	1,500	408
Preferred stock, Shares Issued	123	123	0
Preferred stock, Shares outstanding	123	123	0
Class C convertible preferred stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, Par value	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,500	0
Preferred stock, Shares Issued	760	0
Preferred stock, Shares outstanding	760	0
Class D convertible preferred stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, Par value	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	2,000	0
Preferred stock, Shares Issued	2,000	0
Preferred stock, Shares outstanding	2,000	0